Contract Assets - Schedule of Allowance for Credit Loss (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	$ (14,940)	$ (12,401)
Increase (Reversal)	9,101	(2,539)
Balance at ending of the year	$ (5,839)	$ (14,940)